SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used

The assumptions in the Black-Scholes option-pricing models used to determine the fair value of 2022 PRC stock options granted during the years ended December 31, 2022 were as follows:

Year Ended December 31, 2022
Expected term (months)	24, 36, and 48 months from the date of grant
Expected dividends	0.96%
Expected volatility	51.86%-54.00%
Risk-free interest rate	1.76%-2.18%
Fair value of common stock	$8.15
Weighted average exercise price	$4.76

Summary of Stock Option Activity

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2022 is as follows:

		Weighted	Weighted	Weighted
		Average	Average	Average	Aggregate
	Number of	Exercise	Remaining	Grant Date	Intrinsic
	Options	Price	Contract Life	Fair Value	Value
Options outstanding on January 1, 2022	1,775,417	0.59	2.74	0.73	13,261
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Expired	—	—	—	—	—
Exercised	(1,672,350)	0.59	—	0.74	19,410
Options outstanding on December 31, 2022	103,067	0.59	2.08	0.58	735
Options exercisable on December 31, 2022	103,067	0.59	2.08	0.58	735

Schedule of Nonvested Restricted Stock Units Activity

A summary of the non-vested RSU activity in 2022 is as follows:

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Non-vested RSUs on January 1, 2022	10,289,352	1.38
Granted	37,253,465	14.14
Vested	(26,770,640)	11.01
Forfeited	(14,000)	1.61
Non-vested RSUs on December 31, 2022	20,758,177	11.86

2022 Restricted Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity

A summary of the aggregate 2022 PRC stock options activity and information regarding those stock options outstanding as of December 31, 2022 is as follows:

		Weighted	Weighted	Weighted
		Average	Average	Average	Aggregate
	Number of	Exercise	Remaining	Grant Date	Intrinsic
	2022 PRC stock options	Price	Contract Life	Fair Value	Value
2022 PRC stock options outstanding on January 1, 2022	—	—	—	—	—
Granted	23,660,000	4.76	—	3.94	—
Forfeited	(100,000)	4.76	—	3.94	—
Expired	—	—	—	—	—
Exercised	—	—	—	—	—
2022 PRC stock options outstanding on December 31, 2022	23,560,000	4.76	2.59	3.94	50,143
2022 PRC stock options exercisable on December 31, 2022	23,560,000	4.76	2.59	3.94	50,143